Note 10 - Cost Method Investment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Cost Method Investments	$ 1,138,899	$ 802,202
Increase (Decrease) in Cost Method Investments	$ 309,698